Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net earnings	$ 3,293	$ 4,458
Adjustments for:
Depreciation, depletion, amortization and impairment	5,738	5,601
Deferred income taxes	440	249
Accretion	266	247
Unrealized foreign exchange loss (gain) on U.S. dollar denominated debt	1,090	(771)
Change in fair value of financial instruments and trading inventory	(179)	128
Gain on disposal of assets	(24)	(474)
Loss on extinguishment of long-term debt	3	51
Share-based compensation	(117)	31
Exploration	11	41
Settlement of decommissioning and restoration liabilities	(469)	(353)
Other	120	(69)
Decrease (increase) in non-cash working capital	408	(173)
Cash flow provided by operating activities	10,580	8,966
Investing Activities
Capital and exploration expenditures	(5,406)	(6,551)
Acquisitions	(1,230)	(308)
Proceeds from disposal of assets	84	1,611
Other investments	(170)	(38)
Decrease in non-cash working capital	25	267
Cash flow used in investing activities	(6,697)	(5,019)
Financing Activities
Net increase in short-term debt	866	981
Net decrease in long-term debt	(186)	(3,283)
Issuance of long-term debt		905
Issuance of common shares under share option plans	286	228
Purchase of common shares	(3,053)	(1,413)
(Distribution) and proceeds from sale, relating to non-controlling interest	(6)	483
Dividends paid on common shares	(2,333)	(2,124)
Cash flow (used in) provided by financing activities	(4,426)	(4,223)
Decrease in Cash and Cash Equivalents	(543)	(276)
Effect of foreign exchange on cash and cash equivalents	92	(68)
Cash and cash equivalents at beginning of year	2,672	3,016
Cash and Cash Equivalents at End of Year	2,221	2,672
Supplementary Cash Flow Information
Interest paid	800	941
Income taxes paid	$ 645	$ 557